Operating Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Lease Cost
Operating lease cost (included in general and administration in the Company's statement of operations)	$ 61,000	$ 56,000
Other Information
Cash paid for amounts included in the measurement of lease liabilities for the years ended December 31, 2022 and 2021	$ 58,000	$ 55,000
Weighted average remaining lease term - operating leases (in years)	1 year 1 month 6 days	2 years 1 month 6 days
Average discount rate - operating leases	10.00%	10.00%